Intangible Assets, Net (Details) - Schedule of Movement of Intangible Assets	6 Months Ended
	Mar. 31, 2024 USD ($)
Gross Carrying Amount [Member]
Intangible Assets, Net (Details) - Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year	$ 6,918,572
Additions	23,807,150	[1]
Disposal
Foreign exchange translation	72,536
Balance at end of the year	30,798,258
Accumulated Amortization [Member]
Intangible Assets, Net (Details) - Schedule of Movement of Intangible Assets [Line Items]
Balance at beginning of the year	412,780
Additions	1,631,370	[1]
Disposal
Foreign exchange translation	1,187
Balance at end of the year	$ 2,045,337

[1]	Additions are all acquired from third-party suppliers in the current period.